Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Interest-bearing Loans and Borrowings
NON-CURRENT LIABILITIES Million US dollar	30 June 2019	31 December 2018 restated
Secured bank loans	105	109
Unsecured bank loans	87	86
Unsecured bond issues	99 711	105 170
Unsecured other loans	62	57
Lease liabilities	1 707	1 575

Non-current interest-bearing loans and borrowings	101 672	106 997

CURRENT LIABILITIES Million US dollar	30 June 2019	31 December 2018 restated
Secured bank loans	576	370
Commercial papers	3 122	1 142
Unsecured bank loans	662	22
Unsecured bond issues	6 216	2 626
Unsecured other loans	12	14
Lease liabilities	376	410

Current interest-bearing loans and borrowings	10 964	4 584

Summary of Series of Bonds

During 2019, AB InBev completed the issuance of the following series of bonds:

Issuer	Issue date	Aggregate principal amount (in millions)	Currency	Interest rate	Maturity date
Anheuser-Busch InBev Worldwide	23 January 2019	2 500	USD	4.150%	23 January 2025
Anheuser-Busch InBev Worldwide	23 January 2019	4 250	USD	4.750%	23 January 2029
Anheuser-Busch InBev Worldwide	23 January 2019	750	USD	4.900%	23 January 2031
Anheuser-Busch InBev Worldwide	23 January 2019	2 000	USD	5.450%	23 January 2039
Anheuser-Busch InBev Worldwide	23 January 2019	4 000	USD	5.550%	23 January 2049
Anheuser-Busch InBev Worldwide	23 January 2019	2 000	USD	5.800%	23 January 2059
Anheuser-Busch InBev SA/NV	29 March 2019	1 250	EUR	1.125%	1 July 2027
Anheuser-Busch InBev SA/NV	29 March 2019	1 000	EUR	1.650%	28 March 2031

Summary of Tender Offers

On 11 February 2019, the company completed the tender offers of twelve notes issued by Anheuser-Busch InBev Finance, Anheuser-Busch Companies, LLC (“ABC”) and Anheuser-Busch InBev Worldwide Inc and repurchased 16.3 billion US dollar aggregate principal amount of these notes. The total principal amount accepted in the tender offers is set out in the table below.

Issuer	Title of series of notes issued exchanged	Original principal amount outstanding (in million US dollar)	Principal amount outstanding purchased (in million US dollar)	Principal amount outstanding after purchase (in million US dollar)
Anheuser-Busch InBev Finance	2.650 Notes due 2021	4 968	2 519	2 449
Anheuser-Busch InBev Finance	Floating Rate Notes due 2021	500	189	311
Anheuser-Busch InBev Worldwide	4.375% Notes due 2021	500	215	285
Anheuser-Busch InBev Worldwide	3.750% Notes due 2022	2 350	1 101	1 249
Anheuser-Busch InBev Worldwide	2.500% Notes due 2022	3 000	1 296	1 704
Anheuser-Busch InBev Finance	2.625% Notes due 2023	1 250	607	643
Anheuser-Busch InBev Finance	3.300% Notes due 2023	6 000	2 886	3 114
Anheuser-Busch InBev Worldwide	Floating Rate Notes due 2024	500	271	229
Anheuser-Busch InBev Worldwide	3.500% Notes due 2024	1 500	846	654
Anheuser-Busch InBev Finance	3.700% Notes due 2024	1 400	535	865
Anheuser-Busch InBev Finance	3.650% Notes due 2026	2 445	812	1 633
Anheuser-Busch InBev Worldwide and Anheuser-Busch Companies	3.650% Notes due 2026	8 555	5 064	3 491

Summary of Redemption in Outstanding Principal Amount of Notes

On 25 April 2019, the company redeemed outstanding principal amount of certain notes due in 2020 and 2023. The principal amount of the notes that were retired is approximately 2.3 billion US dollar. The total principal amount of the redemptions is set out in the table below.

Issuer	Title of series of notes issued exchanged	Currency	Original principal amount outstanding	Principal amount outstanding purchased	Principal amount outstanding after purchase
Anheuser-Busch InBev	2.250% Notes due 2020	EUR	750	750	—
Anheuser-Busch InBev Worldwide	3.750% Notes due 2022	USD	1 249	1 249	—
Anheuser-Busch InBev Finance	3.300% Notes due in 2023	USD	3 114	315	2 799

Summary of Reconciliation of Net Debt

The following table provides a reconciliation of AB InBev’s net debt as of the dates indicated:

Million US dollar	30 June 2019	31 December 2018 restated
Non-current interest-bearing loans and borrowings	101 672	106 997
Current interest-bearing loans and borrowings	10 964	4 584

Interest-bearing loans and borrowings	112 636	111 581
Bank overdrafts	105	114
Cash and cash equivalents	(8 179)	(7 074)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(238)	(267)
Debt securities (included within Investment securities)	(112)	(111)

Net debt	104 212	104 242

Summary of Changes in the Company's Liabilities Arising from Financing Activities

The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated statement of cash flows from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584
Proceeds from borrowings	18 087	3 924
Payments on borrowings	(18 716)	(1 884)
Capitalization / (payment) of lease liabilities	321	(235)
Amortized cost	44	1
Unrealized foreign exchange effects	(363)	35
Current portion of long-term debt	(4 565)	4 565
Other movements	(133)	(26)

Balance at 30 June 2019	101 672	10 964